Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory

Note 4 – Inventory

At December 31, 2025 and 2024, inventory consisted of the following:

	December 31, 2025	December 31, 2024
Finished goods	$304,967	$337,085
Less: Inventory reserve	(205,154)	(211,014)
Inventories	$99,813	$126,071